Equity-Based Compensation - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Units, Beginning Balance	27,210	67,350	67,140
Granted, Units	11,740	10,580	16,630
Vested, Units	(20,100)	(50,720)	(14,215)
Forfeited, Units	(7,760)		(2,205)
Outstanding, Units, Ending Balance	11,090	27,210	67,350
Expected to vest	10,010
Outstanding, Grant Date Weighted Average Price Per Unit, Beginning Balance	$ 35.69	$ 15.42	$ 15.18
Granted, Grant Date Weighted Average Price Per Unit	$ 39.31	$ 41.80	$ 31.80
Vested, Grant Date Weighted Average Price Per Unit	$ 34.57	$ 10.05	$ 33.44
Forfeited, Grant Date Weighted Average Price Per Unit	$ 38.97		$ 15.61
Outstanding, Grant Date Weighted Average Price Per Unit, Ending Balance	$ 39.24	$ 35.69	$ 15.42
Expected to Vest, Grant Date Weighted Average Price Per Unit	$ 39.24
Outstanding, Measurement Date Price Per Unit	$ 41.24
Expected to vest, Measurement Date Price Per Unit	$ 41.24
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Units, Beginning Balance
Granted, Units	4,000	4,000	5,200
Vested, Units	(4,000)	(4,000)	(5,200)
Outstanding, Units, Ending Balance
Outstanding, Grant Date Weighted Average Price Per Unit, Beginning Balance
Granted, Grant Date Weighted Average Price Per Unit	$ 48.03	$ 41.80	$ 24.05
Vested, Grant Date Weighted Average Price Per Unit	$ 48.03	$ 41.80	$ 31.80
Outstanding, Grant Date Weighted Average Price Per Unit, Ending Balance
Outstanding, Measurement Date Price Per Unit
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Units, Beginning Balance	19,330	67,350	67,140
Granted, Units	11,740	10,580	16,630
Vested, Units	(19,060)	(58,600)	(14,215)
Forfeited, Units	(7,760)		(2,205)
Outstanding, Units, Ending Balance	4,250	19,330	67,350
Expected to vest	3,170
Outstanding, Grant Date Weighted Average Price Per Unit, Beginning Balance	$ 37.27	$ 15.42	$ 15.18
Granted, Grant Date Weighted Average Price Per Unit	$ 39.31	$ 41.80	$ 31.80
Vested, Grant Date Weighted Average Price Per Unit	$ 37.31	$ 12.97	$ 33.44
Forfeited, Grant Date Weighted Average Price Per Unit	$ 43.27		$ 15.61
Outstanding, Grant Date Weighted Average Price Per Unit, Ending Balance	$ 39.63	$ 37.27	$ 15.42
Expected to Vest, Grant Date Weighted Average Price Per Unit	$ 39.76
Outstanding, Measurement Date Price Per Unit	$ 41.31
Expected to vest, Measurement Date Price Per Unit	$ 41.34